Risk Management (Details 22) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and receivables
Loans and advances to banks, net of impairment	[1]	R$ 59,083,791	R$ 105,248,950
Loans and advances to customers, net of impairment	[1]	423,523,411	380,387,076
Securities at amortized cost	[1]	166,918,360	140,604,738
Financial liabilities
Deposits from banks		227,819,611	247,313,979
Deposits from customers	[2]	366,227,540	340,748,196
Funds from issuance of securities		170,727,564	148,029,018	R$ 135,174,090
Subordinated debt		49,313,508	53,643,444	R$ 50,179,401
Fair Value
Loans and receivables
Loans and advances to banks, net of impairment	[1]	59,091,251	105,248,950
Loans and advances to customers, net of impairment	[1]	428,641,947	381,797,390
Securities at amortized cost	[1]	178,515,644	146,923,659
Financial liabilities
Deposits from banks		227,880,098	248,216,967
Deposits from customers		366,023,072	340,512,921
Funds from issuance of securities		169,488,130	147,572,438
Subordinated debt		50,108,020	54,081,544
Fair Value | Level 1
Loans and receivables
Securities at amortized cost	[1]	102,851,594	90,337,827
Fair Value | Level 2
Loans and receivables
Loans and advances to banks, net of impairment	[1]	59,091,251	105,248,950
Securities at amortized cost	[1]	64,025,403	50,758,010
Fair Value | Level 3
Loans and receivables
Loans and advances to customers, net of impairment	[1]	428,641,947	381,797,390
Securities at amortized cost	[1]	11,638,647	5,827,822
Financial liabilities
Deposits from banks		227,880,098	248,216,967
Deposits from customers		366,023,072	340,512,921
Funds from issuance of securities		169,488,130	147,572,438
Subordinated debt		R$ 50,108,020	R$ 54,081,544

[1]	Amounts of loans and receivables are presented net of the provision for impairment losses.
[2]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;